Summary of Activity in Valuation Allowance (Detail) (Valuation Allowance of Deferred Tax Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Balance at beginning of period	$ 85,685	$ 74,916	$ 70,384
Charged to expense	43,748	10,769	4,532
Other	(589)
Balance at end of period	$ 128,844	$ 85,685	$ 74,916